Principal Accountant Fees (Tables)	12 Months Ended
Dec. 31, 2025
Principal Accountant Fees
Schedule of fees for audit and other professional services

	2025			2024			2023
	BDO AG	Foreign BDO		BDO AG	Foreign BDO		BDO AG	Foreign
€ millions	(Germany)	Firms	Total	(Germany)	Firms	Total	(Germany)	BDO Firms	Total
Audit fees	10	6	16	8	6	14	8	5	13
Audit-related fees	1	7	8	1	6	7	0	1	1
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	11	13	24	9	11	20	8	6	14